Segment Analysis - Summary of Analysis by Business Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	£ 7,355	£ 6,895	£ 5,971
Business segments [member]
Disclosure of operating segments [line items]
Revenue	7,355	6,895	5,971
Adjusted operating profit	2,284	2,114	1,822
Business segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,355	6,895	5,971
Adjusted operating profit	2,289	2,119	1,826
Business segments [member] | Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure of operating segments [line items]
Revenue	2,478	2,320	2,070
Adjusted operating profit	913	853	760
Business segments [member] | Operating segments [member] | Risk & business analytics [member]
Disclosure of operating segments [line items]
Revenue	2,076	1,906	1,601
Adjusted operating profit	759	686	575
Business segments [member] | Operating segments [member] | Legal [member]
Disclosure of operating segments [line items]
Revenue	1,692	1,622	1,443
Adjusted operating profit	332	311	274
Business segments [member] | Operating segments [member] | Exhibitions [member]
Disclosure of operating segments [line items]
Revenue	1,109	1,047	857
Adjusted operating profit	285	269	217
Business segments [member] | Unallocated amounts [member]
Disclosure of operating segments [line items]
Adjusted operating profit	£ (5)	£ (5)	£ (4)